Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of share repurchase programmes

	Year ended December 31
Preference share buy-backs	2017	2016	2015	2014	2013	Total
Acquired number of shares (to the nearest 1)	—	—	183	560	11,972	12,715
Average cost per preference share	—	—	1,151.55	1,172.26	1,230.26	1,226.57
Total cost (in US dollars)	—	—	210,734	656,465	14,728,624	15,595,823

	Year ended December 31
Common share buy-backs	2017	2016	2015	2014	2013	Total
Acquired number of shares (to the nearest 1)	—	97,053	250,371	856,734	403,848	1,608,006
Average cost per common share	—	16.36	19.42	19.86	13.89	18.08
Total cost (in US dollars)	—	1,588,189	4,862,248	17,018,412	5,610,907	29,079,756